Retirement Plans (Change In Plan Assets) (Details) - USD ($) $ in Millions	12 Months Ended
	May. 31, 2015	May. 25, 2014	May. 26, 2013
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	$ 243.9
Fair value at end of period	236.6	$ 243.9
Defined Benefit Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	243.9	234.1
Actual return on plan assets	16.7	22.7
Employer contributions	0.4	0.4	$ 2.4
Plan settlements	(15.8)	0.0
Participant contributions	0.0	0.0
Benefits paid	(8.6)	(13.3)
Fair value at end of period	236.6	243.9	234.1
Postretirement Benefit Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value at beginning of period	0.0	0.0
Actual return on plan assets	0.0	0.0
Employer contributions	1.1	0.9	0.8
Participant contributions	0.4	0.5
Benefits paid	(1.5)	(1.4)
Fair value at end of period	$ 0.0	$ 0.0	$ 0.0